Vessels - Schedule of Vessels (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 6,262,453	$ 6,432,402
Accumulated depreciation	1,725,237	1,548,553
Net book value	4,537,216	4,883,849
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost	6,116,091	6,126,220
Accumulated depreciation	1,725,237	1,548,553
Net book value	4,390,854	4,577,667
Vessels under construction [Member]
Property, Plant and Equipment [Line Items]
Cost	146,362	306,182
Accumulated depreciation	0	0
Net book value	$ 146,362	$ 306,182